Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of Purchase Consideration

MTS issued and outstanding ordinary shares immediately prior to Merger	316,295
MTS share price on July 26, 2021	$68.00
MTS ordinary shares fair value	21,508,067
MTS warrants and options fair value	$601,965
Purchase consideration for accounting acquiree	$22,110,032

Schedule of Assumptions

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$68.00
Exercise price	$26.40
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$44.91
Warrants	5,833
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$68.00
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$68.00
Warrants	2,500
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$68.00
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$68.00
Warrants	2,500
Fair value	$170,000

Schedule of Fair Value Assumption Asset
		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$414,000	4
Developed technology	69,000	3
	$483,000

Schedule of Business Acquisition Pro Forma Information

The pro forma financial information excludes adjustments for estimated cost synergies or other effects of the integration of MTS, FourCubed and SportsHub:

	2022	2021

Revenues	$12,108,434	$19,695,782

Loss from continuing operations	(28,420,775)	(90,132,215)
Less: dividends accrued on series B preferred stock	—	(782,887)
Net loss from continuing operations available to ordinary shareholders	(28,420,775)	(90,915,102)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	70,024	(49,000)
Net loss available to ordinary shareholders	(28,350,751)	(90,964,102)

Basic and diluted:
Net loss from continuing operations per share	$(11.40)	$(63.60)
Net loss from discontinued operations per share	—	—
Net loss per share	$(11.40)	$(63.60)

Four Cubed Acquisition LLC Company [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The fair value of the assets acquired and liabilities assumed as of December 31, 2021 were as follows:

Assets:
Cash	$311,523
Accounts receivable	424,593
Prepaid expenses and other current assets	9,468
Intangible assets	4,928,000

Total assets	$5,673,584

Liabilities:
Accrued expenses	$311,026

Total liabilities	311,026

Net assets acquired, excluding goodwill	$5,362,558

Goodwill	3,130,167

Purchase consideration for accounting acquiree	$8,492,725

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$4,144,000	10
Developed technology	784,000	1
	$4,928,000

MTS Assets And Liabilities [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The fair value of the assets acquired and liabilities assumed as of July 26, 2021 were as follows:

Assets:
Cash	916,000
Restricted cash	1,016,000
Accounts receivable	356,000
Prepaid expenses and other current assets	322,000
Equipment	25,000
Other long-term assets	261,000
Intangible assets	483,000

Total Assets	$3,379,000

Liabilities:
Accrued expenses	2,129,000
Deferred revenue	914,000
Other current liabilities	495,000
Other long-term liabilities	312,000

Total liabilities	$3,850,000

Net assets acquired, excluding goodwill	$(471,000)

Goodwill	22,581,032

Purchase consideration for accounting acquiree	$22,110,032

Four Cubed Acquisition LLC Company [Member]
Business Acquisition [Line Items]
Schedule of Purchase Consideration

Ordinary shares issued to seller	60,611
Ordinary share price on December 31, 2021	$26.50
Consideration in ordinary shares	1,606,202
Cash paid to Seller	6,195,000
Due to Seller	691,523
Purchase consideration	$8,492,725

Schedule of Fair Value Assumption Asset
		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$4,144,000	10
Developed technology	784,000	1
	$4,928,000

Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Purchase Consideration
Description	Amount
Fair Value of Equity Consideration	$1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850
Total Purchase Price	$6,758,137

Description	Amount
Fair Value of Equity Consideration	$1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850
Total Purchase Price	$6,758,137

Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The fair value of the assets acquired and liabilities assumed as of December 22, 2022 were as follows:

Assets:
Cash	$38,255,266
Restricted cash	10,604,004
Accounts receivable	186,712
Prepaid expenses and other current assets	1,916,932
Equipment	11,953
Other long-term assets	95,793
Intangible assets	2,390,000
Total Assets	$53,460,660

Liabilities:
Accrued expenses	$284,345
Deferred tax liabilities	48,775
Deferred revenue	3,574,285
Other current liabilities	47,657,117
Other long-term liabilities	106,705
Total liabilities	$51,671,227

Net assets acquired, excluding goodwill	$1,789,433

Goodwill	4,968,703

Purchase consideration for accounting acquiree	$6,758,137

The fair value of the assets acquired and liabilities assumed as of December 22, 2022 were as follows:

Assets:
Cash	$38,255,266
Restricted cash	10,604,004
Accounts receivable	186,712
Prepaid expenses and other current assets	1,916,932
Equipment	11,953
Other long-term assets	95,793
Intangible assets	2,390,000
Total Assets	$53,460,660

Liabilities:
Accrued expenses	$284,345
Deferred tax liabilities	48,775
Deferred revenue	3,574,285
Other current liabilities	47,657,117
Other long-term liabilities	106,705
Total liabilities	$51,671,227

Net assets acquired, excluding goodwill	$1,789,433

Goodwill	4,968,703

Purchase consideration for accounting acquiree	$6,758,137

Schedule of Fair Value Assumption Asset

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$1,550,000	5
Trade names	640,000	6
Acquired technology	200,000	5
	$2,390,000

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$1,550,000	5
Trade names	640,000	6
Acquired technology	200,000	5
	$2,390,000

Schedule of Business Acquisition Pro Forma Information

The pro forma financial information excludes adjustments for estimated cost synergies or other effects of the integration of SportsHub:

June 30, 2022

Revenues	$5,699,941

Loss from continuing operations	(11,617,505)
Less: dividends accrued on series B preferred stock	(5,841)
Net loss from continuing operations available to ordinary shareholders	(11,623,346)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(1,255,654)
Net loss available to ordinary shareholders	(12,879,000)

Basic and diluted:
Net loss from continuing operations per share	$(4.92)
Net loss from discontinued operations per share	(0.53)
Net loss per share	$(5.45)